COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of Options Activity) - Share-Based Payment Arrangement, Option [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding at the beginning of the year	926,266	431,266	451,898
Outstanding at the beginning of the year	$ 5.74	$ 4.98	$ 5.06
Outstanding	3 years	3 years 4 months 24 days	3 years 4 months 24 days	4 years 2 months 12 days
Granted		685,000	20,000
Granted		$ 6.41	$ 4.32
Granted		4 years	4 years
Forfeited	(1,608)	(190,000)	(40,632)
Forfeited	$ 14.00	$ 6.41	$ 14.00
Outstanding		$ 0	$ 197,506
Exercisable at end of period	574,658	404,599	312,310
Exercisable at end of period	$ 5.36	$ 5.02	$ 5.25
Exercisable	3 years	3 years 3 months 18 days	3 years 4 months 24 days
Exercisable
Cancelled/Forfeited		(190,000)
Cancelled/Forfeited		$ 6.41
Outstanding at the end of the year	924,658	926,266	431,266	451,898
Outstanding at the end of the year	$ 5.73	$ 5.74	$ 4.98	$ 5.06
Outstanding		3 years 3 months 18 days